UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clover Partners, L.P.
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-11032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel S. Moore
Title:     Partner
Phone:     214.273.5200

Signature, Place, and Date of Signing:

 /s/ Samuel S. Moore     Dallas, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $104,440 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE BANCORP INC PA NEW    COM              01890A108     1667   131290 SH       SOLE                   131290
AMERIS BANCORP                 COM              03076K108     1685   134900 SH       SOLE                   134900
BERKSHIRE HILLS BANCORP INC    COM              084680107      793    33249 SH       SOLE                    33249
BROOKLINE BANCORP INC DEL      COM              11373M107     1667   196078 SH       SOLE                   196078
CHICOPEE BANCORP INC           COM              168565109     7766   488706 SH       SOLE                   488706
COMERICA INC                   COM              200340107     3338   110141 SH       SOLE                   110141
FOX CHASE BANCORP INC NEW      COM              35137T108     8457   507932 SH       SOLE                   507932
HAMPDEN BANCORP INC            COM              40867E107     5670   377732 SH       SOLE                   377732
HANMI FINL CORP                COM NEW          410495204     3206   235899 SH       SOLE                   235899
HERITAGE COMMERCE CORP         COM              426927109     4074   583652 SH       SOLE                   583652
HERITAGE FINL GROUP INC        COM              42726X102     5186   376104 SH       SOLE                   376104
HILLTOP HOLDINGS INC           COM              432748101     5155   380698 SH       SOLE                   380698
INVESTORS BANCORP INC          COM              46146P102     2644   148732 SH       SOLE                   148732
MERIDIAN INTERSTAT BANCORP I   COM              58964Q104     2510   149612 SH       SOLE                   149612
METRO BANCORP INC PA           COM              59161R101     1730   130900 SH       SOLE                   130900
METROCORP BANCSHARES INC       COM              591650106     4699   427560 SH       SOLE                   427560
OBA FINL SVCS INC              COM              67424G101     2442   138850 SH       SOLE                   138850
OCEAN SHORE HLDG CO NEW        COM              67501R103     2663   179940 SH       SOLE                   179940
OMNIAMERICAN BANCORP INC       COM              68216R107     9832   425087 SH       SOLE                   425087
ORITANI FINL CORP DEL          COM              68633D103     4062   265161 SH       SOLE                   265161
PEOPLES UNITED FINANCIAL INC   COM              712704105     1753   144970 SH       SOLE                   144970
ROMA FINANCIAL CORP            COM              77581P109       27     1800 SH       SOLE                     1800
SI FINL GROUP INC MD           COM              78425V104      408    35500 SH       SOLE                    35500
SIMPLICITY BANCORP             COM              828867101     4102   274397 SH       SOLE                   274397
SWS GROUP INC                  COM              78503N107      242    45702 SH       SOLE                    45702
TERRITORIAL BANCORP INC        COM              88145X108     4175   182694 SH       SOLE                   182694
UNITED FINANCIAL BANCORP INC   COM              91030T109     1887   120039 SH       SOLE                   120039
VIEWPOINT FINL GROUP INC MD    COM              92672A101     8925   426231 SH       SOLE                   426231
YADKIN VALLEY FINANCIAL CORP   COM              984314104     3675  1249990 SH       SOLE                  1249990